Note 16 - Segmented Information (Tables)	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	Total non-current assets		Total liabilities
	As at November 30,	As at November 30,	As at November 30,	As at November 30,
	2022	2021	2022	2021
	($)	($)	($)	($)
Canada	85,814	137,820	10,759	23,749
Colombia	29,411	28,057	12	118
Brazil	14,762	12,965	89	73
Peru	7,056	6,724	-	-
United States	1,088	2,312	1,378	511
Total	138,131	187,878	12,238	24,451
	Total operating income (loss)
	For the year ended November 30,
	2022	2021
	($)	($)
Canada	(9,668)	111,548
Colombia	(2,139)	(1,061)
United States	(858)	(932)
Brazil	(848)	(679)
Peru	(149)	(183)
Total	(13,662)	108,693